Meridian Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
Common Stocks - 89.0%
Communication Services - 4.9%
Diversified Telecommunication Services - 0.2%
Starry Group Holdings, Inc. Class A1	1,078,743	$1,607,327
Starry, Inc. Acquisition Date: 3/28/22, Cost $2,600,003[1,2]	346,667	516,534
		2,123,861
Interactive Media & Services - 4.7%
Cargurus, Inc.[1]	536,342	7,599,966
Ziff Davis, Inc.[1,3]	563,120	38,562,458
ZipRecruiter, Inc. Class A1	997,128	16,452,612
		62,615,036
Total Communication Services		64,738,897
Consumer Discretionary - 12.4%
Auto Components - 0.5%
Fox Factory Holding Corp.[1]	74,926	5,925,148
Diversified Consumer Services - 3.9%
2U, Inc.[1]	358,746	2,242,162
Frontdoor, Inc.[1]	1,622,668	33,086,201
Grand Canyon Education, Inc.[1]	207,323	17,052,317
		52,380,680
Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	95,027	17,499,222
Sportradar Holding AG Class A (Switzerland)[1,3]	298,304	2,625,075
		20,124,297
Internet & Direct Marketing Retail - 0.4%
Farfetch Ltd. Class A (United Kingdom)[1]	731,181	5,447,298
Leisure Products - 0.5%
Polaris, Inc.[3]	67,461	6,452,645
Specialty Retail - 2.4%
Floor & Decor Holdings, Inc. Class A1,3	91,126	6,402,513
Sally Beauty Holdings, Inc.[1]	2,039,693	25,700,132
		32,102,645
Textiles, Apparel & Luxury Goods - 3.2%
Canada Goose Holdings, Inc. (Canada)[1]	417,526	6,363,096
Carter's, Inc.	98,509	6,455,295
Skechers U.S.A., Inc. Class A1	803,959	25,501,579
Under Armour, Inc. Class C1	773,003	4,607,098
		42,927,068
Total Consumer Discretionary		165,359,781
	Shares	Value
Financials - 1.9%
Capital Markets - 1.9%
LPL Financial Holdings, Inc.	82,833	$18,097,354
WisdomTree Investments, Inc.[3]	1,435,357	6,717,471
Total Financials		24,814,825
Health Care - 23.9%
Biotechnology - 4.3%
Agios Pharmaceuticals, Inc.[1]	220,875	6,246,345
C4 Therapeutics, Inc.[1]	752,682	6,601,021
CareDx, Inc.[1]	412,996	7,029,192
Legend Biotech Corp. ADR[1]	173,669	7,085,695
Mirati Therapeutics, Inc.[1]	100,180	6,996,571
Relay Therapeutics, Inc.[1,3]	444,684	9,947,581
SpringWorks Therapeutics, Inc.[1,3]	269,752	7,696,025
Veracyte, Inc.[1]	387,966	6,440,236
		58,042,666
Health Care Equipment & Supplies - 12.5%
Axogen, Inc.[1]	851,557	10,150,559
Cooper Cos., Inc. (The)	66,413	17,526,391
Hologic, Inc. [1]	203,092	13,103,496
Merit Medical Systems, Inc.[1]	413,126	23,345,750
Nevro Corp. [1]	150,448	7,010,877
Omnicell, Inc.[1]	132,528	11,533,912
QuidelOrtho Corp.[1]	459,837	32,869,149
STERIS Plc	223,289	37,128,495
Teleflex, Inc.	68,555	13,811,090
		166,479,719
Health Care Providers & Services - 3.9%
HealthEquity, Inc.[1]	350,154	23,519,844
Henry Schein, Inc.[1]	266,145	17,504,357
Pediatrix Medical Group, Inc.[1]	639,465	10,557,567
		51,581,768
Health Care Technology - 1.2%
Certara, Inc.[1]	929,330	12,341,502
Doximity, Inc. Class A1,3	120,441	3,639,727
		15,981,229
Life Sciences Tools & Services - 1.4%
Stevanato Group SpA (Italy)[3]	458,414	7,765,533
Syneos Health, Inc.[1]	227,516	10,727,379
		18,492,912
Pharmaceuticals - 0.6%
Arvinas, Inc.[1]	183,387	8,158,888
Total Health Care		318,737,182
Industrials - 26.2%
Aerospace & Defense - 0.8%
Rocket Lab U.S.A., Inc.[1]	1,245,778	5,070,317

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares	Value
Woodward, Inc.[3]	71,035	$5,701,269
		10,771,586
Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc.[3]	197,898	19,059,556
Forward Air Corp.	266,595	24,062,865
		43,122,421
Commercial Services & Supplies - 5.3%
ACV Auctions, Inc. Class A1	2,545,077	18,299,103
Cimpress Plc (Ireland)[1]	39,410	964,757
Clean Harbors, Inc.[1]	89,317	9,823,084
Ritchie Bros. Auctioneers, Inc. (Canada)	651,269	40,691,287
		69,778,231
Electrical Equipment - 5.0%
Generac Holdings, Inc.[1]	147,041	26,193,884
Sensata Technologies Holding Plc	1,085,481	40,466,731
		66,660,615
Machinery - 4.3%
John Bean Technologies Corp.	112,132	9,643,352
Middleby Corp. (The)[1]	173,894	22,287,994
Tennant Co.	303,331	17,156,402
Toro Co. (The)	91,184	7,885,592
		56,973,340
Marine - 3.0%
Kirby Corp.[1]	267,285	16,242,909
Matson, Inc.	385,974	23,745,121
		39,988,030
Professional Services - 4.1%
Alight, Inc. Class A1	3,534,105	25,904,990
Sterling Check Corp.[1,3]	500,846	8,834,923
TriNet Group, Inc.[1]	275,019	19,586,853
		54,326,766
Road & Rail - 0.5%
Heartland Express, Inc.	486,413	6,960,570
Total Industrials		348,581,559
Information Technology - 18.8%
Electronic Equipment, Instruments & Components - 2.6%
Trimble, Inc.[1]	642,063	34,844,759
IT Services - 2.0%
Euronet Worldwide, Inc.[1]	221,887	16,810,159
Okta, Inc.[1]	169,109	9,617,229
		26,427,388
Semiconductors & Semiconductor Equipment - 5.0%
GLOBALFOUNDRIES, Inc.[1,3]	599,048	28,963,971
	Shares	Value
ON Semiconductor Corp.[1]	597,862	$37,264,738
		66,228,709
Software - 9.2%
8x8, Inc.[1,3]	1,104,853	3,811,743
Consensus Cloud Solutions, Inc.[1]	184,335	8,719,045
DocuSign, Inc.[1]	151,287	8,089,316
Dynatrace, Inc.[1,3]	264,394	9,203,555
KnowBe4, Inc. Class A1	318,254	6,622,866
Momentive Global, Inc.[1]	2,177,557	12,651,606
Monday.com Ltd.[1,3]	115,008	13,035,007
N-able, Inc.[1]	1,253,527	11,570,054
Smartsheet, Inc. Class A1	477,625	16,411,195
Tenable Holdings, Inc.[1]	140,485	4,888,878
Zendesk, Inc.[1]	368,461	28,039,882
		123,043,147
Total Information Technology		250,544,003
Materials - 0.9%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	591,228	11,670,841
Total Materials		11,670,841
Total Common Stocks - 89.0% (Cost $1,158,468,586)		1,184,447,088
Preferred Stocks - 3.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,2,4]	776,451	13,914,002
Total Communication Services		13,914,002
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $8,500,136[1,2,4]	31,619	6,253,290
Pharmaceuticals - 0.1%
Capsule Corp. Series D Acquisition Date: 4/8/21, Cost $2,999,993[1,2,4]	207,016	1,598,163
Total Health Care		7,851,453
Information Technology - 0.9%
IT Services - 0.5%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,2,4]	290,316	7,164,990

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares	Value
Software - 0.4%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,2,4]	167,493	$4,869,022
Total Information Technology		12,034,012
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,2,4]	2,299,479	6,254,583
Total Real Estate		6,254,583
Total Preferred Stocks - 3.0% (Cost $38,934,807)		40,054,050
Private Investment Fund - 0.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,2,5]	4,038	3,867,443
Total Private Investment Fund - 0.3% (Cost $4,037,882)		3,867,443
	Shares/ Principal Amount
Short-Term Investments - 2.3%[6]
Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class, 3.02% (Cost $1,724,000)	1,724,000	1,724,000
Repurchase Agreements - 2.2%
Bank of America Securities, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $7,141,443 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 7/1/50 - 9/1/52, totaling $7,282,421)	$7,139,628	7,139,628
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $7,141,443 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.38%, 2/15/24 - 3/20/52, totaling $7,282,421)	$7,139,628	$7,139,628
Daiwa Capital Markets America, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $7,141,443 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/4/22 - 9/20/52, totaling $7,282,421)	7,139,628	7,139,628
JP Morgan Securities LLC, dated 9/30/22, due 10/3/22, 2.97% total to be received $390,986 (collateralized by various U.S. Treasury Obligations, 0.25% - 3.88%, 9/30/23 - 9/30/29, totaling $398,707)	390,889	390,889

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/22, due 10/3/22, 3.04% total to be received $7,141,437 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.00%, 8/15/25 - 8/20/52, totaling $7,282,421)	$7,139,628	$7,139,628
Total Repurchase Agreements (Cost $28,949,401)		28,949,401
Total Short-Term Investments - 2.3% (Cost $30,673,401)		30,673,401
Total Investments - 94.6% (Cost $1,232,114,676)		1,259,041,982
Cash and Other Assets, Less Liabilities - 5.4%		71,370,335
Net Assets - 100.0%		$1,330,412,317
ADR—American Depositary Receipt
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $44,438,027 and represents 3.34% of net assets.
[3]	All or portion of this security is on loan at September 30, 2022. Total value of such securities at period-end amounts to
$70,513,564 and represents 5.30% of net assets. Securities loaned with a value of $463,859 are pending settlement as of September 30, 2022.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/